RULE 497(e)
                                                      Registration No. 333-43587
================================================================================
[graphic omitted]        Pax World Money
                         Market Fund, Inc.

                                                               600 Fifth Avenue,
                                                             New York, NY  10020
                                                                 (212) 830-5220

================================================================================

                         SUPPLEMENT DATED JUNE 30, 2000

                    TO THE CURRENTLY EFFECTIVE PROSPECTUS AND

     STATEMENT OF ADDITIONAL INFORMATION OF INSTITUTIONAL DAILY INCOME FUND


     The Funs's sub-adviser, Reich & Tang Asset Management, L.P. ("RTAM"), is an affiliate of Nvest, L.P. and Nvest Companies, L.P., which recently announced that they have entered into an agreement to be acquired by CDC Asset Management. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. RTAM will retain its investment independence, brand name, management and operating autonomy. The transaction will not affect daily operations of the Fund or the investment management activities of RTAM.


     Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies, L.P. Under the rules for mutual funds, the transaction may result in a change of control for RTAM and, therefore, an assignment of the Fund's investment sub-advisory agreement with RTAM, which generally is not permitted under the Investment Company Act of 1940. Consequently, it is anticipated that RTAM will seek approval of a new agreement, which will be substantially identical to the existing agreement, from the Fund's Board of Directors and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

                                                                     RULE 497(e)
                                                      Registration No. 333-43587
================================================================================
[graphic omitted]        Pax World Money Market Fund, Inc.
                         MMA Praxis Class
                                                               600 Fifth Avenue,
                                                             New York, NY  10020
                                                                 (212) 830-5220

================================================================================

                         SUPPLEMENT DATED JUNE 30, 2000

                    TO THE CURRENTLY EFFECTIVE PROSPECTUS AND

     STATEMENT OF ADDITIONAL INFORMATION OF INSTITUTIONAL DAILY INCOME FUND

     The Funs's sub-adviser, Reich & Tang Asset Management, L.P. ("RTAM"), is an affiliate of Nvest, L.P. and Nvest Companies, L.P., which recently announced that they have entered into an agreement to be acquired by CDC Asset Management. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. RTAM will retain its investment independence, brand name, management and operating autonomy. The transaction will not affect daily operations of the Fund or the investment management activities of RTAM.


     Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies, L.P. Under the rules for mutual funds, the transaction may result in a change of control for RTAM and, therefore, an assignment of the Fund's investment sub-advisory agreement with RTAM, which generally is not permitted under the Investment Company Act of 1940. Consequently, it is anticipated that RTAM will seek approval of a new agreement, which will be substantially identical to the existing agreement, from the Fund's Board of Directors and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.